Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Residual Value of Computer Equipment and Furniture and Fixtures	The following useful lives are applied:
Computer equipment	5 years
Furniture and fixtures	10 years